Investments in subsidiary undertakings, joint ventures and associates - Financial position (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position:
Assets	$ 165,942	$ 199,102
Shareholders' equity	16,960	17,088
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	5,514	7,170
Financial liabilities (excluding trade and other payables and provisions)	18,628	20,858
CPL
Statement of financial position:
Assets	31,608	29,237
Liabilities (including non-controlling interest)	29,330	26,523
Shareholders' equity	2,278	2,714
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	561	422
Financial liabilities (excluding trade and other payables and provisions)	$ 985	$ 938